Future Aggregate Minimum Lease Payments Required Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 941
2015	754
2016	138
Operating Leases, Future Minimum Payments Due, Total	$ 1,833